UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03883

DWS Communications Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Communications Fund
	Shares	Value ($)
Common Stocks 91.2%
Communications Equipment 3.1%
QUALCOMM, Inc.	51,700	2,834,711
Spirent Communications PLC	620,000	1,367,580

		4,202,291
Computers & Peripherals 3.5%
Apple, Inc.*	10,000	3,484,500
Hewlett-Packard Co.	30,000	1,229,100

		4,713,600
Media 11.5%
Comcast Corp. "A"	300,000	7,416,000
ITV PLC*	1,600,000	1,985,357
Liberty Global, Inc. "A"* (a)	30,000	1,242,300
Time Warner Cable, Inc.	70,000	4,993,800

		15,637,457
National Carriers 51.3%
AT&T, Inc.	150,000	4,590,000
Belgacom	100,000	3,873,915
BT Group PLC	1,400,000	4,168,351
CenturyLink, Inc.	145,000	6,024,750
Deutsche Telekom AG (Registered)	380,000	5,853,884
Freenet AG	70,000	800,576
Hellenic Telecommunications Organization SA	50,000	558,376
Koninklijke (Royal) KPN NV	350,000	5,962,158
Maxcom Telecomunicaciones SA de CV (Units)*	400,000	194,376
Swisscom AG (Registered) (a)	5,000	2,229,178
Tele2 AB "B"	200,000	4,619,845
Telecom Corp. of New Zealand Ltd.	1,000,000	1,533,630
Telecom Italia SpA (RSP)	300,000	403,477
Telefonica SA	500,000	12,517,414
Telekom Austria AG	200,000	2,925,100
Telenor ASA	100,000	1,645,495
Verizon Communications, Inc.	300,000	11,562,000

		69,462,525
Semiconductors 1.0%
ARM Holdings PLC	150,000	1,383,622
Software & Applications 0.1%
Velti PLC*	8,580	108,022
Wireless Services 20.7%
America Movil SAB de CV "L" (ADR)	50,000	2,905,000
American Tower Corp. "A"*	20,000	1,036,400
MetroPCS Communications, Inc.*	100,000	1,624,000
Millicom International Cellular SA	15,000	1,442,550
NII Holdings, Inc.*	20,000	833,400
Sprint Nextel Corp.*	400,000	1,856,000
Telefonaktiebolaget LM Ericsson "B"	100,000	1,289,627
Vodafone Group PLC	6,000,000	16,988,469

		27,975,446

Total Common Stocks (Cost $115,100,129)		123,482,963
Securities Lending Collateral 2.5%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $3,436,435)	3,436,435	3,436,435
Cash Equivalents 5.8%
Central Cash Management Fund, 0.17% (b) (Cost $7,873,616)	7,873,616	7,873,616

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $126,410,180) †	99.5	134,793,014
Other Assets and Liabilities, Net	0.5	648,421

Net Assets	100.0	135,441,435

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $127,534,521.  At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $7,258,493.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,533,743 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,275,250.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $3,297,904 which is 2.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
RSP: Risparmio (Convertible Savings Shares)
At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

NASDAQ 100 E-Mini Index	USD	6/17/2011	77	3,597,825	196,427
S&P 500 E-Mini Index	USD	6/17/2011	55	3,632,750	184,525
Total unrealized appreciation					380,952

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communications Equipment	$2,834,711	$1,367,580	$—	$4,202,291
Computers & Peripherals	4,713,600	—	—	4,713,600
Media	13,652,100	1,985,357	—	15,637,457
National Carriers	22,371,126	47,091,399	—	69,462,525
Semiconductors	—	1,383,622	—	1,383,622
Software & Applications	108,022	—	—	108,022
Wireless Services	9,697,350	18,278,096	—	27,975,446
Other Receivable**	—	—	2,975,208	2,975,208
Short-Term Investments(d)	11,310,051	—	—	11,310,051
Derivatives(e)	380,952	—	—	380,952
Total	$65,067,912	$70,106,054	$2,975,208	$138,149,174

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2010	$2,637,777
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	337,431
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2011	$2,975,208
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$337,431

Transfers between price levels are recognized at the beginning of the reporting period.
**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$380,952

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011